Equity-Based Compensation - Components of Share-Based Compensation (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses			$ 38,928	$ 150,694	$ 13,012
Compensation expense (including $270, $0 and $0 amortization of fair value of dividend equivalent right)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	$ 5,914	$ 11,714	38,928	146,563	13,012
Amortization of fair value of dividend equivalent right	$ 122	$ 22	270	0	0
Earnings from investments in unconsolidated ventures
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses			0	61	0
Investment and servicing expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses			$ 0	$ 4,070	$ 0